Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Summary of Non-current Assets

Other non-current assets as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Leasehold deposits, net (*)	186,573	207,825
Other deposits (**)	—	4,307,756
Total	186,573	4,515,581

(*) Related to the lease deposit paid for the office, warehouse, employees’ dormitory, and corporate leased vehicle.

(**) As of December 31, 2022, other deposits are entirely composed of escrowed deposit related to Trinit Co., Ltd. (“Trinit”, subsequently changed its name to Yongsan Holdings Co., Ltd.) in conjunction with disposal of “G-SMATT Global Co., Ltd.” in 2019. On February 9, 2023, the Company entered into an agreement with BioX to transfer its ownership of the assets related to Trinit (subsequently renamed Yongsan Holdings Co., Ltd.). The Company has recognized a full allowance for doubtful accounts on the entire outstanding balance of USD 4,091,557 as it is doubtful that BioX will collect the deposit from Yongsan Holdings Co., Ltd.